Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (14,722)	$ (9,750)	$ (24,097)	$ (22,854)
Adjustments for:
Depreciation and amortization	191	171	357	288
Loss on disposal of property and equipment				52
Operating lease right-of-use asset amortization	141	130	263
Change in fair value of warrant liabilities	(261)	(7,706)	(8,212)	(4,617)
Loss on extinguishment of convertible term loan	1,207
Non-cash interest expense	77		86	337
Non-cash investment income (expense)	(244)	72	(28)
Non-cash stock-based compensation	1,291	2,013	3,367	2,776
Non-cash issuance of warrants to a service provider			19
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	805	(753)	(1,873)	(1,069)
Other assets	35	132	132	(132)
Accounts payable	320	(155)	330	180
Accrued expenses and other liabilities	(629)	1,081	358	(205)
Accrued interest payable			403
Operating lease liabilities	(172)		(160)
Net cash used in operating activities	(11,961)	(14,765)	(29,055)	(25,244)
Cash flows from investing activities:
Proceeds from sale of marketable securities	32,234	16,787	38,770	34,869
Purchases of marketable securities	(21,000)	(6,000)	(15,000)	(58,000)
Purchases of property and equipment		(205)	(272)	(1,972)
Net cash provided by investing activities	11,234	10,582	23,498	(25,103)
Cash flows from financing activities:
Proceeds from term loan and warrants			20,000
Issuance costs in connection with term loan and warrants			(464)
Proceeds from issuance of common stock, net of issuance costs				37,960
Payment of convertible term loan and prepayment fee	(20,300)
Proceeds from issuance of common stock in connection with at-the-market offering, net of issuance costs	849	6	6	3,212
Cash (used in) provided by financing activities	(19,451)	6	19,542	41,172
Net decrease in cash, cash equivalents and restricted cash	(20,178)	(4,177)	13,985	(9,175)
Cash, cash equivalents and restricted cash, beginning of period	28,943	14,958	14,958	24,133
Cash, cash equivalents and restricted cash, end of period	8,765	10,781	28,943	14,958
Supplemental disclosures of cash flow information:
Cash paid for taxes	7	$ 17	30	$ 3
Cash paid for interest, net	$ 837		$ 53